Supplemental Cash Flow Disclosures - Summary of Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash provided by (used in):
Accounts receivable	$ 1,761	$ 15,096
Biological assets	134	(4,888)
Inventory	2,448	(17,411)
Prepaid expenses and deposits	6,290	(3,515)
Assets held for sale	0	2,081
Investments	256	692
Right of use assets	(1,494)	(3,450)
Property, plant and equipment	156	(97)
Accounts payable and accrued liabilities	(18,344)	(20,809)
Lease liabilities	2,350	3,496
Changes in non cash working capital	(6,443)	(28,805)
Changes in non-cash working capital relating to:
Operating	(7,447)	(32,875)
Investing	383	4,028
Financing	621	42
Changes in non cash working capital	$ (6,443)	$ (28,805)